Balance Sheets - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Other intangible assets	kr 12,343.0	kr 101.0
Property and equipment	978.0	955.0
Right-of-use assets	913.0	686.0
Receivables	52.0	62.0
Deferred tax assets	908.0	212.0
Other investments	228.0	134.0
Total non-current assets	17,957.0	2,150.0
Corporate tax receivable	101.0
Inventories	62.0	57.0
Receivables	6,590.0	4,947.0
Marketable securities	11,243.0	13,268.0
Cash and cash equivalents	9,858.0	14,867.0
Total current assets	27,854.0	33,139.0
Total assets	45,811.0	35,289.0
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66.2	66.1
Share premium	12,590.0	12,461.0
Retained earnings	23,551.0	19,023.0
Total shareholders' equity	36,697.0	31,610.0
Lease liabilities	937.0	680.0
Deferred tax liabilities	2,359.0
Other payables	30.0	35.0
Total non-current liabilities	3,806.0	1,195.0
Corporate tax payable	1,710.0	54.0
Lease liabilities	92.0	90.0
Other payables	3,482.0	2,307.0
Total current liabilities	5,308.0	2,484.0
Total liabilities	9,114.0	3,679.0
Total shareholders' equity and liabilities	45,811.0	35,289.0
Parent Company | Reportable Legal Entities
ASSETS
Other intangible assets	13,369.0	378.0
Property and equipment	109.0	129.0
Right-of-use assets	239.0	232.0
Investments in subsidiaries	6,114.0	3,308.0
Receivables	22.0	49.0
Deferred tax assets		198.0
Other investments	179.0	87.0
Total non-current assets	20,032.0	4,381.0
Corporate tax receivable	101.0
Inventories	10.0	31.0
Receivables	5,726.0	4,528.0
Receivables from subsidiaries	964.0	650.0
Marketable securities	11,243.0	13,268.0
Cash and cash equivalents	8,993.0	14,467.0
Total current assets	27,037.0	32,944.0
Total assets	47,069.0	37,325.0
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66.0	66.0
Share premium	12,590.0	12,461.0
Retained earnings	28,940.0	20,347.0
Total shareholders' equity	41,596.0	32,874.0
Lease liabilities	235.0	227.0
Deferred revenue	480.0	480.0
Deferred tax liabilities	2,359.0
Other payables	20.0	20.0
Total non-current liabilities	3,094.0	727.0
Corporate tax payable		45.0
Payable to subsidiaries	887.0	2,525.0
Lease liabilities	16.0	19.0
Deferred revenue	24.0	33.0
Other payables	1,452.0	1,102.0
Total current liabilities	2,379.0	3,724.0
Total liabilities	5,473.0	4,451.0
Total shareholders' equity and liabilities	kr 47,069.0	kr 37,325.0